Equity Compensation Plans (2010 Equity Compensation Plan) (Narrative) (Details) (USD $)					12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended						12 Months Ended	0 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 2010 Equity Compensation Plan [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member]	Dec. 31, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member]	Dec. 31, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member]	Dec. 04, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors of the company [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors of the company [Member]	Dec. 31, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors of the company [Member]	Oct. 14, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management of the company [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management of the company [Member]	Dec. 04, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management of the company [Member]	Dec. 04, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors and employees of the company [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member]	Feb. 24, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors of the company [Member]	Feb. 24, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors of the company [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management and employees of Shanda [Member]	Feb. 24, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management and employees of Shanda [Member]	Aug. 28, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees of the company [Member]	Jul. 06, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees of the company [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors and employees [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors, senior management and employees of Shanda [Member]	Dec. 31, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors, senior management and employees of Shanda [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees of Shanda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance of options				698,381,300
Options, granted					28,500,000	393,143,000	516,750,000	516,750,000			21,000,000	112,000,000	272,850,000	243,900,000	162,500,000	62,000,000		15,000,000	9,000,000	35,500,000	53,000,000	28,500,000	147,643,000
Options, exercise price								$ 0.0568			$ 0.0188				$ 0.0227	$ 0.0392						$ 0.0116	$ 0.03083
Contractual term											6 years	6 years	7 years	6 years				6 years	6 years	6 years	6 years	6 years	6 years
Number of ordinary shares available for future grant					393,125,300
Award vesting period																								4 years
Percentage of options to vest on each of the first, second, third and fourth anniversaries of grant date																								25.00%
Share-based compensation expense									$ 463,753	$ 1,231,919															$ 350,761	$ 257,230
Market value of ordinary shares	$ 0.0106	$ 0.0120	$ 0.0495		$ 0.0116		$ 0.0800
Weighted average grant-date fair value of options granted in period					$ 0.0076	$ 0.0151	$ 0.0483
Number of options vested in period					51,464,000	27,142,500
Unrecognized compensation cost																	$ 1,870,000										$ 920,000
Weighted average period, unrecognized compensation cost to be recognized																	2 years 6 months